Stockholder's Equity - Summary of Calculation of Fair Value of Awards using Black-Scholes Option-Pricing Model Affected by Stock price on Date of Grant as well as Assumptions (Details) - yr	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term	5	5	5
Forfeiture rate	0.00%	0.00%	0.00%
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	198.71%	209.89%
Expected term	3	3
Risk-free interest rate	3.73%	4.73%
Forfeiture rate	0.00%	0.00%
Top of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	183.05%	260.62%	353.14%
Risk-free interest rate	4.68%	4.61%	3.041%
Bottom of Range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility	183.05%	212.26%	85.52%
Risk-free interest rate	4.68%	3.66%	2.60%